Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations [Abstract]
Schedule of major categories of discontinued assets and liabilities
	March 31, 2017	December 31, 2016
Assets
Accounts receivable, net	1	1
Notes and other receivables	8	8
Other assets	14	14
Total Current Assets	23	23

Other assets	—	—
Total Assets	$23	$23

Liabilities and Stockholders’ Equity

Current Liabilities
Accounts payable	$178	$178
Accrued liabilities	908	904
Deferred revenue	236	236
Due to related party	2	1
Short-term debt	722	722
Total Current Liabilities	2,046	2,041

Long Term Liabilities	—	—

Total Liabilities	$2,046	$2,041

	December 31, 2016	December 31, 2015
Assets
Accounts receivable, net	1	1
Notes and other receivables	8	8
Other assets	14	763
Total Current Assets	23	772

Other assets	—	—
Total Assets	$23	$772

Liabilities and Stockholders’ Equity

Current Liabilities
Accounts payable	$178	$178
Accrued liabilities	904	888
Deferred revenue	236	236
Due to related party	1	2
Short-term debt	722	722
Total Current Liabilities	2,041	2,026

Long Term Liabilities	—	—

Total Liabilities	$2,041	$2,026